Description of the Plan (Details) - EBP 013	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	1 year
Requisite service hours | h	1,000
Participant compensation matched, percentage	6.00%	6.00%
Rollover contributions	$ 45,708,652
Forfeited nonvested account	$ 4,654,000	$ 2,504,000
Employee contribution vesting percentage	100.00%
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
All loans, borrowing term	5 years
Pension Plan
EBP, Description of Plan [Line Items]
Rollover contributions	$ 38,454,559
EBP, Employer, Common Stock Fund
EBP, Description of Plan [Line Items]
Maximum contribution to eligible compensation, percentage	25.00%
First 1% of Basic Savings
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	1.00%	1.00%
Matching percentage	100.00%	100.00%
Next 5% of Basic Savings
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	5.00%	5.00%
Matching percentage	50.00%	50.00%
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	2 years
Normal Retirement, Death or Disability
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	50.00%